UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5399
The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)
33 Broad Street Boston, MA		02109
(Address of principal executive offices)		(Zip code)
Richard E. Floor, 53 State Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/05 - 3/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments - March 31, 2005 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s	Value
Amount/Units		Rating	(Note 1)
		(Unaudited)
CORPORATE DEBT SECURITIES - 155.51% (d)
Aerospace and Defense - 3.65%
850	Aviall, Inc., Senior Notes, 7.625%, 07/01/11	B1	880
525	BE Aerospace, Inc., Senior Subordinated Notes, 8%, 03/01/08	Caa2	525
1,125	BE Aerospace, Inc., Senior Subordinated Notes, 8.875%, 05/01/11	Caa2	1,142
1,625	GenCorp Inc., Senior Subordinated Notes, 9.50%, 08/15/13	Caa1	1,775
425	Moog, Inc., Senior Subordinated Notes, 6.25%, 01/15/15	Ba3	418
600	Sequa Corporation, Senior Notes, 9%, 08/01/09	B1	645
650	TransDigm Inc., Senior Subordinated Notes, 8.375%, 07/15/11	B3	666
1,500	Vought Aircraft Industries, Inc., Senior Notes, 8%, 07/15/11	B2	1,478
			7,529
Automobile - 5.40%
850	Accuride Corp., Senior Subordinated Notes, 8.50%, 02/01/15 (g)	Caa1	831
800	ADESA, Inc., Senior Subordinated Notes, 7.625%, 06/15/12	B1	800
450	Advanced Accessory Systems, LLC, Senior Notes, 10.75%, 06/15/11	B3	367
575	Asbury Automotive Group, Inc., Senior Subordinated Notes, 8%, 03/15/14	B3	558
50	Asbury Automotive Group, Inc., Senior Subordinated Notes, 9%, 06/15/12	B3	51
675	Autocam Corporation, Senior Subordinated Notes, 10.875%, 06/15/14	B3	591
600	Cooper Standard Automotive, Inc., Senior Subordinated Notes, 8.375%, 12/15/14 (g)	B3	486
590	Cummins, Inc., Senior Notes, 9.50, 12/01/10	Ba2	643
450	General Motors Corporation, Senior Bonds, 8.375%, 07/15/33	Baa2	385
500	Hawk Corporation, Senior Notes, 8.75%, 11/01/14	B2	515
500	Insurance Auto Auctions, Inc., Senior Notes, 11%, 04/01/13 (g)	Caa1	498
475	J.B. Poindexter & Co., Inc., Senior Notes, 8.75%, 03/15/14 (g)	B1	479
450	MSX International, Inc., Senior Subordinated Notes, 11.375%, 01/15/08	Caa1	359
275	Navistar International Corporation, Senior Notes, 6.25%, 03/01/12 (g)	Ba3	260
525	Navistar International Corporation, Senior Notes, 7.50%, 06/15/11	Ba3	530
900	Tenneco Automotive Inc., Senior Subordinated Notes, 8.625%, 11/15/14 (g)	B3	877
1,407	TRW Automotive Inc., Senior Notes, 9.375%, 02/15/13	Ba3	1,513
966	TRW Automotive Inc., Senior Subordinated Notes, 11%, 02/15/13	B1	1,087
350	Visteon Corporation, Senior Notes, 7%, 03/10/14	Ba2	301
			11,131
Banking - .92%
675	Dollar Financial Group, Inc., Senior Notes, 9.75%, 11/15/11	B3	715
1,100	Global Cash Access Inc., Senior Subordinated Notes, 8.75%, 03/15/12	Caa1	1,188

			1,903
Beverage, Food and Tobacco - 2.63%
281	Agrilink Foods, Inc. , Senior Subordinated Notes, 11.875%, 11/01/08	B3	292
925	B&G Foods, Inc., Senior Notes, 8%, 10/01/11	B2	971
325	Del Monte Corporation, Senior Subordinated Notes, 6.75%, 02/15/15 (g)	B2	319
400	Dole Food Company, Inc., Senior Notes 8.625%, 05/01/09	B2	420
700	Dole Food Company, Inc., Senior Notes 8.875%, 03/15/11	B2	753
1,175	Le-Nature’s, Inc., Senior Subordinated Notes, 10.00%, 06/15/13 (g)	Caa1	1,284
400	Pierre Foods, Inc., Senior Subordinated Notes, 9.875%, 07/15/12	B3	417
450	Pinnacle Foods Holding Corporation, Senior Subordinated Notes, 8.25%, 12/01/13	B3	385
550	Wornick Company, Senior Secured Notes, 10.875%, 07/15/11	B2	576
			5,417

Broadcasting and Entertainment - 9.88%
175	AMC Entertainment, Inc., Senior Notes, 8.625%, 08/15/12 (g)	B2	185
825	Cablevision Systems Corporation, Senior Notes, 8%, 04/15/12 (g)	B3	846
600	CCO Holdings, LLC, Senior Notes, 7.135%, 12/15/10 (g)	B3	593
800	CCO Holdings, LLC, Senior Notes, 8.75%, 11/15/13	B3	808

900	Charter Communications Operating, LLC, Senior Secured Notes, 8%, 04/30/12 (g)	B2	895
250	Cinemark, Inc., Senior Discount Notes, 9.75,% 03/15/14 (b)(g)	Caa1	178
975	Cinemark, Inc., Senior Discount Notes, 9.75,% 03/15/14 (b)	Caa1	692
75	Cinemark USA, Inc., Senior Subordinated Notes, 9%, 02/01/13	B3	81
625	CSC Holdings, Inc., Senior Notes, 6.75%, 04/15/12 (g)	B1	622
1,000	CSC Holdings, Inc., Senior Notes, 7.625%, 04/01/11	B1	1,037
1,475	EchoStar DBS Corporation, Senior Notes, 6.625%, 10/01/14 (g)	Ba3	1,423
644	EchoStar DBS Corporation, Senior Notes, 9.125%, 01/15/09	Ba3	687
225	Fisher Communications, Inc., Senior Notes, 8.625%, 09/15/14	B2	242
850	Gray Television, Inc., Senior Subordinated Notes, 9.25%, 12/15/11	B2	918
375	Insight Midwest, L.P., Senior Notes, 9.75%, 10/01/09	B2	390
750	Insight Midwest, L.P., Senior Notes, 10.50%, 11/01/10	B2	808
825	Loews Cineplex Entertainment Corporation, Senior Subordinated Notes, 9%, 08/01/14 (g)	B3	821
600	Mediacom Broadband LLC, Senior Notes, 11%, 07/15/13	B2	642
2,475	Quebecor Media, Inc., Senior Notes, 11.125%, 07/15/11	B2	2,729
850	Rogers Cable Inc., Senior Secured Notes, 6.75%, 03/15/15	Ba3	854
275	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8%, 03/15/12	B2	281
825	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8.75%, 12/15/11	B2	871
500	Spanish Broadcasting System, Inc., Senior Subordinated Notes, 9.625%, 11/01/09	Caa1	522
225	Universal City Florida Holding Co., Senior Notes, 7.4925%, 05/1/10 (g)	B3	235
225	Universal City Florida Holding Co., Senior Notes, 8.375%, 05/1/10 (g)	B3	230
825	Videotron Ltee., Senior Notes, 6.875%, 01/15/14	Ba3	833
850	Warner Music Group, Senior Subordinated Notes, 7.375%, 04/15/14	B3	882
300	WDAC Subsidiary Corp. Senior Notes, 8.375%, 12/1/14 (g)	Caa1	287
656	XM Satellite Radio Inc., Senior Secured Notes, 12%, 06/15/10	Caa1	772
			20,364
Building and Real Estate - 7.13%
1,050	ACIH Inc., Senior Discount Notes, 11.50%, 12/15/12 (b)(g)	B3	756
400	Ainsworth Lumber Company, Ltd., Senior Notes, 7.25%, 10/01/12 (g)	B2	392
625	B.F. Saul Real Estate Investment Trust, Senior Secured Notes, 7.50%, 03/1/14	B3	647
850	Building Materials Corporation of America, Senior Notes, 7.75%, 08/01/14	B2	854
1,050	Collins & Aikman Floorcoverings, Inc., Senior Subordinated Notes, 9.75%, 02/15/10	Caa1	1,118
400	GEO Group, Inc., Senior Notes, 8.25%, 07/15/13	B1	414
825	Hovnanian Enterprises, Inc., Senior Subordinated Notes, 7.75%, 05/15/13	Ba2	850
275	Meristar Hospitality Operating, Senior Notes, 9%, 01/15/08	B2	286
525	Meristar Hospitality Operating, Senior Notes, 9.125%, 01/15/11	B2	554
775	Mobile Mini, Inc., Senior Notes, 9.50%, 07/01/13	B2	860
1,275	Norcraft Companies, L.P., Senior Subordinated Notes, 9%, 11/01/11	B3	1,313
325	Omega Healthcare Investors, Inc., Senior Notes, 7%, 04/01/14	B1	319
675	RMCC Acquisition Company, Senior Subordinated Notes, 9.50%, 11/01/12 (g)	Caa1	670
650	Shaw Group Inc., Senior Notes, 10.75%, 03/15/10	Ba3	708
750	Texas Industries, Inc., Senior Notes, 10.25%, 06/15/11	B1	849
750	U.S. Concrete, Inc., Senior Subordinated Notes, 8.375%, 04/1/14	B3	750
800	WII Components, Inc., Senior Notes, 10%, 02/15/12	B2	820
700	WCI Communities, Inc., Senior Subordinated Notes, 9.125%, 05/01/12	Ba3	747
975	WCI Communities, Inc., Senior Subordinated Notes, 10.625%, 02/15/11	Ba3	1,049
675	Williams Scotsman, Inc., Senior Secured Notes, 10%, 08/15/08	B2	736
			14,692
Cargo Transport - .08%
200	Great Lakes Dredge and Dock Corporation, Senior Subordinated Notes, 7.75%, 12/15/13	Caa3	170
Chemicals, Plastics and Rubber - 9.32%
525	ARCO Chemical Company, Senior Debentures, 10.25%, 11/01/10	B1	592
300	ARCO Chemical Company, Senior Notes, 9.80%, 02/01/20	B1	336

1,040	BCP Caylux Holdings Luxembourg S.C.A., Senior Subordinated Notes, 9.625%, 06/15/14 (g)	B3	1,186
675	Borden Chemical, Inc., Senior Secured Notes, 9%, 07/15/14 (g)	B3	729
1,650	Compass Minerals Group, Inc., Senior Subordinated Notes, 10%, 08/15/11	B3	1,803
49	Crystal US Holdings 3 LLC, Senior Discount Notes, 10%, 10/01/14 (b)(g)	Caa2	35
292	Crystal US Holdings 3 LLC, Senior Discount Notes, 10.50%, 10/01/14 (b)(g)	Caa2	204
375	EquiStar Chemicals PL Funding, Senior Notes, 8.75%, 02/15/09	B2	399
475	Ethyl Corporation, Senior Notes, 8.875%, 05/01/10	B2	508
425	Freeport McMoran Resources, Senior Notes, 7%, 02/15/08	Ba3	446
600	Huntsman International LLC, Senior Notes, 9.875%, 03/01/09	B2	645
959	Huntsman LLC, Senior Secured Notes, 11.625%, 10/15/10	B1	1,124
1,300	Invista, Units, 9.25%, 05/01/12 (g)	B1	1,414
1,375	KI Holdings, Inc., Senior Discount Notes, 9.875%, 11/15/14 (b)(g)	Caa2	846
2,000	Koppers Inc., Senior Secured Notes, 9.875%, 10/15/13	B2	2,220
400	Lyondell Chemical Company, Senior Secured Notes, 9.50%, 12/15/08	B1	429
600	Lyondell Chemical Company, Senior Secured Notes, 9.625%, 05/01/07	B1	643
525	PolyOne Corporation, Senior Notes, 10.625%, 05/15/10	B3	577
825	Resolution Performance Products, LLC, Senior Secured Notes, 9.50%, 04/15/10	B3	870
1,825	Rhodia S.A., Senior Notes, 10.25, 06/01/10	B3	2,014
1,150	Rockwood Specialties Group, Inc., Senior Subordinated Notes, 10.625%, 05/15/11	B3	1,259
200	VWR International, Inc., Senior Notes, 6.875%, 04/15/12	B3	200
725	VWR International, Inc., Senior Subordinated Notes, 8%, 04/15/14	Caa1	736
			19,215
Containers, Packaging and Glass - 11.80%
475	AEP Industries, Inc., Senior Notes, 7.875%, 03/15/13	B2	470
850	Ball Corporation, Senior Notes, 6.875%, 12/15/12	Ba2	880
950	Boise Cascade, LLC, Senior Subordinated, Notes, 7.125%, 10/15/14 (g)	B2	967
775	BWAY Corporation, Senior Subordinated Notes, 10%, 10/15/10	B3	820
1,300	Crown European Holdings, S.A., Senior Secured Notes, 9.50%, 03/01/11	B1	1,423
650	Crown European Holdings, S.A., Senior Secured Notes, 10.875%, 03/01/13	B2	749
500	Georgia-Pacific Corporation, Senior Notes, 8.875%, 02/01/10	Ba2	559
2,850	Georgia-Pacific Corporation, Senior Notes, 9.375%, 02/01/13	Ba2	3,192
800	Graham Packaging Company, L.P., Senior Notes, 8.50%, 10/15/12 (g)	Caa1	808
475	Graham Packaging Company, L.P., Senior Subordinated Notes, 9.875%, 10/15/14 (g)	Caa2	480
450	Graphic Packaging International Inc., Senior Notes, 8.50%, 08/15/11	B2	469
325	Graphic Packaging International Inc., Senior Subordinated, Notes, 9.50%, 08/15/13	B3	343
350	Greif Brothers Corporation, Senior Subordinated Notes, 8.875%, 08/1/12	B1	378
850	Jefferson Smurfit Corporation, (U.S.) Senior Notes, 7.50%, 06/01/13	B2	846
900	Jefferson Smurfit Corporation, (U.S.) Senior Notes, 8.25%, 10/01/12	B2	922
1,250	JSG Funding, PLC, Senior Subordinated Notes, 7.75%, 04/01/15 (g)	Caa1	1,169
1,425	Longview Fibre Company, Senior Subordinated Notes, 10%, 01/15/09	B2	1,525
1,410	MDP Acquisitions Plc, Senior Notes, 9.625%, 10/01/12	B3	1,516
475	Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%, 05/15/13	B2	505
450	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 7.75%, 05/15/11	B1	474
725	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 8.75%, 11/15/12	B1	787
1,225	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 8.875%, 02/15/09	B1	1,305
1,550	Plastipak Holdings, Inc., Senior Notes, 10.75%, 09/01/11	B3	1,713
375	Silgan Holdings Inc., Senior Subordinated Notes, 6.75%, 11/15/13	B1	379
450	Solo Cup Company, Senior Subordinated Notes, 8.50%, 02/15/14	B3	444
100	Stone Container Corporation, Senior Notes, 9.75%, 02/01/11	B2	107
625	Stone Container Finance Company of Canada, Senior Notes, 7.375%, 07/15/14	B2	616
450	Western Forest Products, Inc., 15%, 07/28/09 (g)	(e)	494
			24,340

Diversified/Conglomerate Manufacturing - 2.85%
850	Aearo Company, Senior Subordinated Notes, 8.25%, 04/15/12	B3	878
275	AGCO Corporation, Senior Notes, 9.50%, 05/01/08	Ba3	289
850	Case New Holland Inc., Senior Notes, 9.25%, 08/01/11 (g)	Ba3	905
500	Columbus McKinnon Corporation, Senior Subordinated Notes, 8.50%, 04/01/08	Caa1	503
550	Manitowoc Company, Inc., Senior Notes, 7.125%, 11/01/13	B1	575
1,700	Rexnord Corp., Senior Subordinated Notes, 10.125%, 12/15/12	B3	1,895
825	TriMas Corporation, Senior Subordinated Notes, 9.875%, 06/15/12	B3	837
			5,882
Diversified/Conglomerate Service - 3.57%
1,475	Brand Services, Inc., Senior Subordinated Notes, 12%, 10/15/12	B3	1,637
1,225	Brickman Group, LTD, Senior Subordinated Notes, 11.75%, 12/15/09	B2	1,409
864	Coinmach Corporation, Senior Notes, 9%, 02/01/10	B3	883
1,525	National Waterworks, Inc., Senior Subordinated Notes, 10.50%, 12/01/12	B3	1,697
1,600	Synagro Technologies, Inc., Senior Subordinated Notes, 9.50%, 04/01/09	Caa1	1,740
			7,366
Ecological - 2.14%
1,575	Allied Waste North America, Inc., Senior Secured Notes, 7.875%, 04/15/13	B2	1,561
925	Allied Waste North America, Inc., Senior Secured Notes, 8.875%, 04/01/08	B2	960
100	Allied Waste North America, Inc., Senior Secured Notes, 9.25%, 09/01/12	B2	106
1,625	Casella Waste Systems, Inc., Senior Subordinated Notes, 9.75%, 02/01/13	B3	1,788
			4,415
Electronics - 7.13%
125	Activant Solutions, Inc., Senior Notes, 9.09%, 04/01/10 (g)	B2	127
400	AMI Semiconductor, Inc., Senior Subordinated Notes, 10.75%, 02/01/13	B2	477
700	Amkor Technology, Inc., Senior Notes, 9.25%, 02/15/08	B3	663
300	Celestica, Inc., Senior Subordinated Notes, 7.875%, 07/01/11	B2	305
200	Coleman Cable, Inc., Senior Notes, 9.875%, 10/01/12 (g)	B3	210
850	Flextronics International, Inc., Senior Subordinated Notes, 6.25%, 11/15/14	Ba2	810
650	Freescale Semiconductor, Inc., Senior Notes, 6.875%, 07/15/11	Ba2	668
925	Freescale Semiconductor, Inc., Senior Notes, 7.125%, 07/15/14	Ba2	969
625	General Cable Corporation, Senior Notes, 9.50%, 11/15/10	B2	683
675	Invensys plc, Senior Notes, 9.875%, 03/15/11 (g)	B3	709
300	MagnaChip Semiconductor S.A., Senior Secured Notes, 6.875%, 12/15/11 (g)	Ba3	303
350	MagnaChip Semiconductor S.A., Senior Subordinated, Notes, 8%, 12/15/14 (g)	B2	359
375	New Asat Finance LLC, Senior Notes 9.25%, 02/01/11	B3	319
975	Sanmina-SCI Corporation, Senior Secured Notes, 10.375%, 01/15/10	Ba2	1,094
725	Sanmina-SCI Corporation, Senior Subordinated Notes, 6.75%, 03/01/13 (g)	B1	680
450	Semiconductor Note Participation Trust, 10%, 08/04/11(g)	(e)	675
925	Solectron Corporation, Senior Notes, 9.625%, 02/15/09	B1	997
350	STATS ChipPAC Ltd., Senior Notes, 6.75%, 11/15/11 (g)	Ba2	332
875	Stratus Technologies, Inc., Senior Notes, 10.375%, 12/01/08	B3	877
775	Superior Essex Communications LLC, Senior Notes, 9%, 04/15/12	B3	787
800	Telex Communications, Inc., Senior Secured Notes, 11.50%, 10/15/08	B3	876
1,050	UGS Corp., Senior Subordinated Notes, 10%, 06/01/12 (g)	B3	1,160
350	Xerox Corp., Senior Notes, 7.20%, 04/01/16	Ba2	359
250	Xerox Corp., Senior Notes, 7.625%, 06/15/13	Ba2	261
			14,700
Farming and Agriculture - .41%
150	IMC Global Inc., Senior Notes, 10.875%, 06/01/08	Ba3	172
125	IMC Global Inc., Senior Notes, 10.875%, 08/01/13	Ba3	148
100	IMC Global Inc., Senior Notes, 11.25%, 06/01/11	Ba3	112
397	United Agri Products, Inc., Senior Notes, 8.25%, 12/15/11	B1	413
			845

Finance - 1.12%
875	General Motors Acceptance Corporation, Senior Notes, 6.75%, 12/01/14	Baa1	755
1,125	E*TRADE Financial Corp., Senior Notes, 8%, 06/15/11	B1	1,170
350	Refco Financial Holdings LLC, Senior Subordinated Notes, 9%, 08/01/12 (g)	B3	376
			2,301
Furnishings, Housewares, Durable Consumer Products -1.08%
775	MAAX Corporation, Senior Subordinated Notes, 9.75%, 06/15/12	B3	794
975	Sealy Mattress Company, Senior Subordinated Notes, 8.25%, 06/15/14	B3	1,019
650	Simmons Company, Senior Discount Notes, 10%, 12/15/14 (b)(g)	Caa2	409
			2,222
Healthcare, Education and Childcare - 8.05%
875	AmerisourceBergen Corporation, Senior Notes, 8.125%, 09/01/08	Ba3	938
700	Biovail Corporation, Senior Subordinated Notes, 7.875%, 04/01/10	B2	696
375	Community Health Systems, Inc., Senior Subordinated Notes, 6.50%, 12/15/12 (g)	B3	367
1,425	Concentra Operating Corporation, Senior Subordinated Notes, 9.50%, 08/15/10	B3	1,518
325	Davita, Inc., Senior Notes, 6.625%, 03/15/13 (g)	B2	322
525	Davita, Inc., Senior Subordinated Notes, 7.25%, 03/15/15 (g)	B3	514
1,000	Elan Finance plc, Senior Notes, 7.75%, 11/15/11(g)	B3	750
566	Fisher Scientific International Inc., Senior Subordinated Notes, 8.125%, 05/01/12	Ba3	611
575	Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	Ba2	622
1,125	Genesis Healthcare Corporation, Senior Subordinated Notes, 8%, 10/15/13	B3	1,221
600	HCA Inc., Senior Notes, 6.375%, 01/15/15	Ba2	597
425	InSight Health Services Corp., Senior Subordinated Notes, 9.875%, 11/01/11	B3	418
250	Inverness Medical Innovations, Inc., Senior Subordinated Notes, 8.75%, 02/15/12	Caa1	253
350	MedQuest, Inc., Senior Subordinated Notes, 11.875%, 08/15/12	Caa1	346
1,175	Omnicare, Inc., Senior Subordinated Notes, 8.125%, 03/15/11	Ba2	1,237
1,125	Quintiles Transnational Corp., Senior Subordinated Notes, 10%, 10/01/13	B3	1,249
250	Select Medical Corporation, Senior Subordinated Notes, 7.625%, 02/01/15 (g)	B3	249
450	Tenet Healthcare Corporation, Senior Notes, 6.50%, 06/01/12	B3	415
300	Tenet Healthcare Corporation, Senior Notes, 7.375%, 02/01/13	B3	284
175	Tenet Healthcare Corporation, Senior Notes, 9.875%, 07/01/14	B3	182
1,100	Triad Hospitals, Inc., Senior Subordinated Notes, 7%, 11/15/13	B3	1,081
775	US Oncology, Inc., Senior Notes, 9%, 08/15/12 (g)	B2	814
525	Vanguard Health Holding Company II, LLC, Senior Subordinated Notes, 9%, 10/01/14	Caa1	549
800	Vicar Operating Inc., Senior Subordinated Notes, 9.875%, 12/01/09	B2	864
500	Warner Chilcott Corporation, Senior Subordinated Notes, 8.75%, 02/01/15 (g)	Caa1	501
			16,598
Hotels, Motels, Inns and Gaming - 9.22%
625	American Casino & Entertainment Properties LLC, Senior Secured Notes, 7.85%, 02/01/12	B2	645
1,000	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.75%, 02/15/09	B2	1,095
450	Argosy Gaming Company, Senior Subordinated Notes, 7%, 01/15/14	B1	492
75	Argosy Gaming Company, Senior Subordinated Notes, 9%, 09/01/11	Ba3	82
1,000	Boyd Gaming Corporation, Senior Subordinated Notes, 6.75%, 04/15/14	B1	992
50	Boyd Gaming Corporation, Senior Subordinated Notes, 7.75%, 12/15/12	B1	53
25	Boyd Gaming Corporation, Senior Subordinated Notes, 8.75%, 4/15/12	B1	27
700	Herbst Gaming, Inc., Senior Subordinated Notes, 7%, 11/15/14 (g)	B3	696
25	Host Marriott, L.P., Senior Notes, 6.375%, 03/15/15 (g)	Ba3	24
740	Host Marriott, L.P., Senior Notes, 9.50%, 01/15/07	Ba3	784
975	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7%, 03/01/14	B2	965
1,625	John Q. Hammons Hotels, LP, First Mortgage Notes, 8.875%, 05/15/12	B2	1,759
1,775	La Quinta Properties, Inc., Senior Notes, 8.875%, 03/15/11	Ba3	1,917
650	Las Vegas Sands Corporation, Senior Notes, 6.375%, 02/15/15 (g)	B2	611

575	Mandalay Resort Group, Senior Subordinated Notes, 10.25%, 08/01/07	Ba3	630
450	MGM MIRAGE, Senior Notes, 9.75%, 06/01/07	Ba3	485
1,500	MGM MIRAGE, Senior Secured Notes, 8.50%, 09/15/10	Ba2	1,646
650	Mohegan Tribal Gaming Authority, Senior Notes, 6.125%, 02/15/13 (g)	Ba2	640
575	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875%, 02/15/15 (g)	Ba3	568
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8%, 04/01/12	Ba3	1,163
350	Penn National Gaming, Inc., Senior Subordinated Notes, 6.75%, 03/1/15 (g)	B3	340
475	Poster Financial group, Inc., Senior Notes, 8.75%, 12/01/11	B2	494
75	Resorts International Hotel and Casino, Inc., Senior Notes, 11.50%, 03/15/09	B2	85
525	Station Casinos, Inc., Senior Notes, 6%, 04/01/12	Ba3	521
125	Station Casinos, Inc., Senior Subordinated Notes, 6.50%, 02/01/14	B1	124
600	Station Casinos, Inc., Senior Subordinated Notes, 6.875%, 03/01/16	B1	598
1,650	Wynn Las Vegas, LLC, Senior Secured Notes, 6.625%, 12/01/14 (g)	B2	1,568
			19,004
Insurance - .41%
850	Leucadia National Corporation, Senior Notes, 7, 08%/15/13	Ba2	849

Leisure, Amusement and Entertainment - 2.86%
800	AMF Bowling Worldwide, Inc. Senior Subordinated Notes, 10%, 03/01/10	B3	808
575	Equinox Holdings, Inc., Senior Notes, 9%, 12/15/09	B3	604
775	K2 Inc., Senior Notes, 7.375%, 07/01/14	Ba3	802
175	Riddell Bell Holdings, Inc., Senior Subordinated Notes, 8.375%, 10/01/12 (g)	B3	180
325	Six Flags Inc., Senior Notes, 8.875%, 02/01/10	Caa1	305
175	Six Flags Inc., Senior Notes, 9.75%, 04/15/13	Caa1	163
800	Town Sports International, Inc., Senior Notes, 9.625%, 04/15/11	B2	840
1,925	Universal City Development Partners, Ltd., Senior Notes, 11.75%, 04/01/10	B2	2,190
			5,892
Machinery - .39%
747	JLG Industries, Inc., Senior Subordinated Notes, 8.375%, 06/15/12	B3	796
Mining, Steel, Iron and Non-Precious Metals - 8.06%
75	Algoma Steel Inc., Secured Notes, 11%, 12/31/09	(e)	82
700	Allegheny Technologies Inc., Senior Notes, 8.375%, 12/15/11	B3	749
825	Alpha Natural Resources, LLC, Senior Notes, 10%, 06/01/12 (g)	B3	926
450	Century Aluminum Company, Senior Notes, 7.50%, 08/15/14	B1	452
2,675	Earle M. Jorgensen Company, Senior Secured Notes, 9.75%, 06/01/12	B2	2,929
825	Euramax Internanational, Inc., Senior Subordinated Notes, 8.50%, 08/15/11	B2	858
675	Foundation PA Coal Company, Senior Notes, 7.25%, 08/01/14	B1	697
1,500	Gerdau Ameristeel Corporation, Senior Notes, 10.375%, 07/15/11	Ba3	1,680
375	IMCO Recycling Escrow Inc., Senior Notes, 9%, 11/15/14 (g)	B3	394
600	IPSCO, Inc., Senior Notes, 8.75%, 06/01/13	Ba2	666
423	Ispat Inland ULC, Senior Secured Notes, 9.75%, 04/01/14	Ba1	494
150	Joy Global Inc., Senior Subordinated Notes, 8.75%, 03/15/12	Ba2	164
725	Luscar Coal Ltd., Senior Notes, 9.75%, 10/15/11	Ba3	801
675	Massey Energy Company, Senior Notes, 6.625%, 11/15/10	Ba3	675
500	Neenah Foundry Company, Senior Secured Notes, 11%, 09/30/10 (g)	B2	555
525	Novelis, Inc., Senior Notes, 7.25%, 02/15/15 (g)	B1	517
2,000	Peabody Energy Corporation, Senior Notes, 6.875%, 03/15/13	Ba3	2,050
1,009	United States Steel Corporation, Senior Notes, 9.75%, 05/15/10	Ba2	1,107
850	Valmont Industries, Inc., Senior Subordinated Notes, 6.875%, 05/01/14	Ba3	826
			16,622
Oil and Gas - 12.47%
2,300	AmeriGas Partners, L.P., Senior Notes, 8.875, 05/20/11	B2	2,438
450	Chesapeake Energy Corporation, Senior Notes, 6.375, 06/15/15 (g)	Ba3	450

175	Chesapeake Energy Corporation, Senior Notes, 7%, 08/15/14	Ba3	180
300	Chesapeake Energy Corporation, Senior Notes, 8.125%, 04/01/11	Ba3	317
875	Chesapeake Energy Corporation, Senior Notes, 9%, 08/15/12	Ba3	967
1,050	Compagnie Generale de Geophysique (CGG), Senior Notes, 10.625%, 11/15/07	Ba3	1,109
125	Compton Petroleum Corporation, Senior Notes, 9.90%, 05/15/09	B2	135
750	Denbury Resources, Inc., Senior Subordinated Notes, 7.50, 04/01/13	B2	787
325	Denbury Resources, Inc., Senior Subordinated Notes, Notes, 7.375%, 11/01/14 (g)	B3	335
375	El Paso Production Holding Co., Senior Notes 7.75%, 06/01/13	B3	379
150	Encore Acquisition Company, Senior Subordinated Notes, 8.375%, 06/15/12	B2	163
1,725	Ferrellgas Partners L.P., Senior Notes, 8.75%, 06/15/12	B2	1,794
200	Grant Prideco, Inc., Senior Notes 9%, 12/15/09	Ba3	216
1,000	Hanover Equipment Trust, Senior Secured Notes, 8.75%, 09/01/11	B2	1,065
225	Holly Energy Partners, LP, Senior Notes, 6.25%, 03/01/15 (g)	Ba3	218
200	Hornbeck Offshore Services, Inc., Senior Notes, 6.125%, 12/01/14	Ba3	198
800	Inergy, L.P., Senior Notes, 6.875%, 12/15/14 (g)	B1	774
650	Magnum Hunter Resources, Inc., Senior Notes, 9.60%, 03/15/12	B2	734
250	MarkWest Energy Partners, L.P., Senior Notes, 6.875%, 11/01/14 (g)	B1	254
200	Northwest Pipeline Corporation, Senior Notes, 8.125%, 03/01/10	Ba2	214
475	Parker Drilling Company, Senior Notes, 10.125%, 11/15/09	B2	499
1,025	Petroleum Geo-Services ASA, Senior Notes, 10%, 11/05/10	(e)	1,138
950	Petroleum Helicopters, Inc., Senior Notes, 9.375%, 05/01/09	B1	1,012
775	Plains Exploration & Production Co., L.P., Senior Subordinated Notes, 8.75, 07/01/12	Ba3	849
600	Pride International, Inc., Senior Notes, 7.375%, 07/15/14	Ba2	642
225	Range Resources Corporation, Senior Subordinated 6.375%, 03/15/15 (g)	B3	221
500	Range Resources Corporation, Senior Subordinated Notes, 7.375%, 07/15/13	B3	520
375	Southern Natural Gas Company, Senior Notes, 8.875%, 03/15/10	B1	405
1,100	Stone Energy Corporation, Senior Subordinated Notes, 8.25%, 12/15/11	B2	1,174
850	Suburban Propane Partners, L.P., Senior Notes, 6.875%, 12/15/13	B1	836
500	Swift Energy Company, Senior Notes, 7.625%, 07/15/11	B1	520
925	Universal Compression, Inc., Senior Notes, 7.25%, 05/15/10	Ba3	944
175	Williams Companies, Inc., Senior Notes, 7.625%, 07/15/19	B1	190
3,700	Williams Companies, Inc., Senior Notes, 8.125%, 03/15/12	B1	4,033
			25,710
Personal, Food and Miscellaneous Services - 2.66%
175	El Pollo Loco, Inc., Senior Secured Notes, 9.25%, 12/15/09	B2	179
25	EPL Intermediate, Inc., Senior Discount Notes, 12.50%, 03/15/10 (b)	Caa1	17
608	FTD, Inc., Senior Subordinated Notes, 7.75%, 02/15/14	B3	620
700	Landry’s Restaurants, Inc., Senior Notes, 7.50%, 12/15/14 (g)	B2	686
850	O’Charleys, Inc., Senior Subordinated Notes, 9%, 11/01/13	Ba3	926
250	Perkins Family Restaurants, L.P., Senior Notes, 10.125%, 12/15/07	B1	255
125	Real Mex Restaurants, Inc., Senior Notes, 10.00%, 04/01/10 (g)	B2	132
1,475	TravelCenters of America, Inc., Senor Subordinated Notes, 12.75, 05/01/09	B3	1,630
1,075	Worldspan, L.P., Senior Notes, 9.024%, 02/15/11(g)	B3	1,043
			5,488
Personal Non-Durable Consumer Products - 1.80%
1,050	American Achievement Corporation, Senior Subordinated Notes, 8.25%, 04/01/12	B3	1,089
575	Chattem, Inc., Senior Subordinated Notes, 7%, 03/01/14	B2	589
325	Church & Dwight Company, Inc., Senior Subordinated Notes, 6%, 12/15/12 (g)	Ba3	318
1,675	Rayovac Corporation, Senior Subordinated Notes, 8.50%, 10/01/13	B3	1,721
			3,717
Personal Transportation - 1.31%
725	CHC Helicopter Corporation, Senior Subordinated Notes, 7.375%, 05/01/14	B2	706
1,750	Laidlaw International Inc., Senior Notes, 10.75%, 06/15/11	B2	2,004
			2,710

Printing and Publishing - 8.68%
450	Advanstar Communications Inc., Senior Notes, 10.75%, 08/15/10.	B3	499
425	Advanstar Communications Inc., Senior Subordinated Notes, 12%, 02/15/11	Caa2	455
675	Advanstar Inc., Senior Discount Debentures, 15%, 10/15/11 (b)	(e)	618
525	Affinity Group Inc., Senior Subordinated Notes, 9%, 02/15/12	B3	559
350	Affinity Group Inc., Senior Subordinated Notes, 10.875%, 02/15/12 (g)	Caa1	338
1,878	CanWest Media, Inc., Senior Subordinated Notes, 8%, 09/15/12 (g)	B2	1,948
950	CanWest Media, Inc., Senior Subordinated Notes, 10.625%, 05/15/11	B2	1,040
150	CBD Media LLC, Senior Subordinated Notes, 8.625%, 06/01/11	Caa1	155
635	Cenveo Corporation, Senior Notes, 9.625%, 03/15/12	B1	675
175	Cenveo Corporation, Senior Subordinated Notes, 7.875%, 12/01/13	B3	156
1,137	Dex Media East LLC, Senior Subordinated Notes, 12.125%, 11/15/12	B2	1,347
825	Dex Media West LLC, Senior Notes, 8.50%, 08/15/10	B1	883
1,685	Dex Media West LLC, Senior Subordinated Notes, 9.875%, 08/15/13	B2	1,883
50	Haights Cross Communications Operating Company, Senior Notes, 11.75%, 08/15/11	Caa1	57
175	Haights Cross Communications Operating Company, Senior Notes, 11.75%, 08/15/11 (g)	Caa1	198
425	Houghton Mifflin Company, Senior Notes, 8.25%, 02/01/11	B3	434
650	Houghton Mifflin Company, Senior Subordinated Notes, 9.875%, 02/01/13	Caa1	669
950	Jostens Intermediate Holding Corp., Senior Subordinated Notes, 7.625%, 10/1/12	B3	957
75	Morris Publishing Group, LLC, Senior Subordinated Notes, 7%, 08/01/13	Ba3	74
675	Reader’s Digest Association, Inc., Senior Notes, 6.50%, 03/01/11	Ba3	673
2,095	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875%, 12/15/12 .	B2	2,409
750	Vertis, Inc., Senior Notes, 10.875%, 06/15/09	Caa1	729
825	Vertis, Inc., Senior Secured Notes, 9.75%, 04/01/09	B3	862
350	Vertis, Inc., Senior Subordinated Notes, 13.50%, 12/07/09 (g)	Caa2	285
			17,903
Retail Stores - 2.44%
525	Alimentation Couche-Tard, Inc., Senior Subordinated Notes, 7.50%, 12/15/13.	Ba3	550
525	Gregg Appliances, Inc., Senior Notes, 9%, 02/01/13	B2	504
975	Jean Coutu Group, Inc., Senior Notes, 7.625%, 08/01/12	B2	994
1,150	Jean Coutu Group, Inc., Senior Subordinated Notes, 8.50%, 08/01/14	B3	1,117
1,025	Leslie’s Poolmart, Inc., Senior Notes, 7.75%, 02/01/13 (g)	B2	1,035
850	Nebraska Book Company, Inc., Senior Subordinated Notes, 8.625%, 03/15/12	Caa1	827
			5,027
Telecommunications - 17.34%
1,872	Alamosa (Delaware), Inc., Senior Notes, 11%, 07/31/10	Caa1	2,134
1,400	AT&T Corporation, Senior Notes, 9.05%, 11/15/11	Ba1	1,595
525	American Tower Corporation, Senior Notes, 7.125%, 10/15/12	B3	522
200	American Tower Corporation, Senior Notes, 7.50%, 05/01/12	B3	203
1,000	Call-Net Enterprises Inc., Senior Secured Notes 10.625%, 12/31/08	Caa3	1,042
825	Centennial Communications Corp., Senior Notes, 8.125%, 02/01/14	Caa1	841
350	Centennial Communications Corp., Senior Notes, 10.125%, 06/15/13	Caa1	388
175	Crown Castle International Corp., Senior Notes, 7.50%, 12/01/13	B3	191
1,075	Crown Castle International Corp., Senior Notes, Series B, 7.50%, 12/01/13	B3	1,174
650	Crown Castle International Corp., Senior Notes, 10.75%, 08/01/11	B3	692
1,025	Eircom Funding plc, Senior Subordinated Notes, 8.25%, 08/15/13	B1	1,153
425	Horizon PCS, Inc., Senior Notes, 11.375%, 07/15/12 (g)	B3	478
275	Inmarsat Finance, plc, Senior Notes, 7.625%, 06/30/12	B2	274
1,425	Intelsat, Ltd., Senior Notes, 7.805%, 01/15/12 (g)	B2	1,446
950	IPC Information Systems, Inc., Senior Subordinated Notes, 11.50%, 12/15/09	B3	1,046
450	iPCS Escrow Company, Senior Notes, 11.50%, 05/01/12	B3	506

2,275	MCI, Inc., Senior Notes, 7.688%, 05/01/09	B2	2,372
300	MCI, Inc., Senior Notes, 8.735%, 05/01/14 (g)	B2	331
3,075	NEXTEL Communications, Inc., Senior Notes, 6.875%, 10/31/13	Ba3	3,206
3,225	NEXTEL Communications, Inc., Senior Notes, 7.375%, 08/01/15	Ba3	3,402
725	Nextel Partners, Inc., Senior Notes, 8.125%, 07/01/11	B3	769
699	PanAmSat Corporation, Senior Notes, 9%, 08/15/14	B1	734
750	Primus Telecommunications Holding, Inc., Senior Notes, 8%, 01/15/14	B3	540
125	Primus Telecommunications Holding, Inc., Senior Notes, 12.75%, 10/15/09	Caa2	116
2,197	Qwest Services Corp., Senior Subordinated Notes, 14%, 12/15/10 (g)	Caa1	2,538
200	Rogers Wireless Inc., Senior Secured Notes, 6.375%, 03/01/14	Ba3	193
375	Rogers Wireless Inc., Senior Secured Notes, 7.50%, 03/15/15	Ba3	386
1,000	Rogers Wireless Inc., Senior Secured Notes, 9.625%, 05/01/11	Ba3	1,135
1,400	Rogers Wireless Inc., Senior Subordinated Notes, 8%, 12/15/12	B2	1,438
875	Time Warner Telecom, LLC, Senior Notes, 9.75%, 07/15/08	B3	862
875	Time Warner Telecom, Inc., Senior Notes, 10.125%, 02/01/11	B3	862
1,025	TSI Telecommunications Services, Inc., Senior Subordinated Notes, 12.75%, 02/01/09	B2	1,143
800	UbiquiTel Operating Co., Senior Notes, 9.875%, 03/01/11	Caa1	884
1,050	US Unwired Inc., Senior Secured Notes, 10%, 06/15/12	Caa1	1,166
			35,762
Textiles and Leather - .05%
100	Interface, Inc., Senior Subordinated Notes, 9.50%, 02/01/14	Caa3	107
Utilities - 10.66%
350	The AES Corporation, Senior Notes, 7.75%, 03/01/14	B1	361
725	The AES Corporation, Senior Notes, 9.375%, 09/15/10	B1	799
1,550	The AES Corporation, Senior Secured Notes, 9%, 05/15/15 (g)	Ba3	1,705
1,050	Allegheny Energy Supply Company, LLC, Senior Notes, 8.25%, 04/15/12 (g)	B2	1,113
1,500	CE Electric UK Funding Company, Senior Notes, 6.995%, 12/30/07 (g)	Baa3	1,557
1,500	CenterPoint Energy, Inc., Senior Notes, 7.25%, 09/01/10	Ba2	1,650
1,125	Midwest Generation, LLC, Senior Secured Notes, 8.75%, 05/01/34	B1	1,254
2,372	NRG Energy, Inc., Senior Secured Notes, 8%, 12/15/13 (g)	B1	2,514
1,650	Orion Power Holdings, Inc., Senior Notes, 12%, 05/01/10	B2	2,001
700	Roseton-Danskammer 2001, Senior Secured Notes, 7.27%, 11/08/10	Caa2	684
1,775	Sierra Pacific Resources, Senior Notes, 8.625%, 03/15/14	B2	1,899
1,500	TECO Energy, Inc., Senior Notes, 7%, 05/01/12	Ba2	1,571
2,575	Texas Genco LLC, Senior Notes, 6.875%, 12/15/14 (g)	B1	2,575
1,575	TNP Enterprises, Inc., Subordinated Notes, 10.25%, 04/01/10	B2	1,666
600	Utilicorp Canada Financial Corporation, Senior Notes, 7.75%, 06/15/11	B2	621
			21,970
	Total Corporate Debt Securities
	(Total cost of $317,347)		320,647

Shares
PREFERRED STOCK - .36% (d)
Banking - 0.00%
57,935	WestFed Holdings, Inc., Cumulative, Series A, Preferred Stock, 15.50% (a)(c)(f)	(e)	—

Mining, Steel, Iron, Non-Precious Metals - 0.00%

18,000	Weirton Steel Corporation, Series C Preferred Stock (a)(f)	(e)	—

Utilities - .36%
700	NRG Energy, Inc., Convertible Preferred Stock, 4%, (g)	B3	747
	Total Preferred Stock (Total cost of $6,017)		747

COMMON STOCK and WARRANTS - 0.00% (d)
27,474	WestFed Holdings, Inc., Common Stock (a)(c)(f)		—
10,052	WKI Holding Company, Inc., Common Stock (c)(f)		—

	Total Common Stock and Warrants (Total cost of $2,295)		—
Principal Amount
SHORT-TERM INVESTMENTS - 1.84% (d)
3,000	Ford Credit Floorplan Master Owner Trust, Commercial Paper, Due 04/12/05, Discount of 2.75%	P-1	2,997

807	Preferred Receivables Funding Corporation, Commercial Paper, Due 04/01/05, Discount of 2.83%	P-1	807

	Total Short-Term Investments (Total cost of $3,804)		3,804

Total Investments (Total cost of $329,463)			$325,198

(a) Denotes issuer is in bankruptcy proceedings.

(b) Securities are step interest bonds.  Interest on these bonds accrue based on the interest method which results in a constant rate of interest being recognized.

(c) Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2005 was $0.

(d) Percentages indicated are based on total net assets to common shareholders of $206,197.

(e) Not rated.

(f)  Non-income producing.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1 of the Notes to Financial Statements for vaulation policy.  Total market value of Rule 144A securities amounted to $61,519 as of March 31, 2005.

Note 1 to Schedule of Investments - March 31, 2005 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified.  See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, with a cost of approximately $7,214,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

Interest and Dividend Income—Interest income is accrued on a daily basis.Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method for tax reporting purposes as required by federal income tax regulations. The Fund does not amortize market premiums of discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)          The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch President

Date	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch President

Date	May 20, 2005

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry Treasurer

Date	May 20, 2005